Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies
Significant Accounting Policies

Note 2 – Significant Accounting Policies

A.	Conversion from IFRS to U.S GAAP:

After the Company issued its annual financial statements for 2024 in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board, the Company elected to change the basis of accounting used in preparing its financial statements from IFRS to United States generally accepted accounting principles (“U.S. GAAP”).

In these financial statements, the Company has applied U.S. GAAP as issued by the Financial Accounting Standards Board, or FASB, on a fully retrospective basis

B.	Principles of Consolidation:

The consolidated financial statements include the accounts of the Group and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

C.	Use of Estimates:

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of revenue and expense during the reporting period. Estimates are based on historical experience, where applicable, and assumptions that management believes are reasonable under the circumstances. Due to the inherent uncertainty involved with estimates, actual results may differ.

D.	Functional Currency:

The Company’s functional currency is the U.S. dollars (“USD”). The USD is the currency that represents the principal economic environment in which the Company operates. Accordingly, foreign currency assets and liabilities are remeasured into USD at the end-of-period exchange rates except for non-monetary assets and liabilities, which are measured at historical exchange rates. Revenue and expenses are remeasured each day at the exchange rate in effect on the day the transaction occurred or the average exchange rate in the month in accordance with ASC 830, “Foreign Currency Matters”. Gains or losses from foreign currency exchange rate re-measurements and settlements are included in finance income (expenses), net in the consolidated statements of income (loss).

The functional currency of certain subsidiaries and associated companies is their local currency. The financial statements of those companies are included in the consolidated financial statements, translated into U.S. dollars. Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at monthly average exchange rates during the year. Differences resulting from translation are presented as other comprehensive income (loss) in the consolidated statements of comprehensive income (loss).

Note 2 – Significant accounting policies (Cont.)

E.	Cash and cash equivalents:

All highly liquid investments purchased with original maturities of three months or less are considered to be cash equivalents.

F.	Deposits:

The Group has unrestricted bank deposits of $440,790 (2023- $541,967) which are presented under current assets. The deposits bear an annual and fixed interest rate of between 4.5%-6.25%.

The deposits period is between three months to one year.

The Group has restricted bank deposits of $1,305 (2023: $941). Restricted deposits of $757 for the lease of its offices and labs, $488 advance payment guarantee issued for customers and $60 for credit cards. The restricted deposits are not linked and bear an annual interest rate of 0.01%-4.56%. The Group expects to lease its offices and labs for a period of more than a year, thus the restricted deposits were classified as a non-current assets. The restricted deposit for the credit cards was classified as a current asset. $477 of the restricted deposits for the advance payment guarantees were classified as current assets and $11 were classified as a non-current assets.

G.	Fair Value Measurements:

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability, considering the principal or most advantageous market in which it would transact and assumptions that market participants would use when pricing the asset or liability, in an orderly transaction between market participants at the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Three levels of input may be used to measure fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

Financial instruments consist of cash equivalents, deposits, trade receivables and other receivables, trade payables, accrued expenses, other current liabilities and derivative financial instruments. Derivative financial instruments are stated at fair value on a recurring basis. Cash equivalents, deposits, trade receivables, and other current receivables, trade payables, accrued expenses and other current liabilities, are stated at their carrying value, which approximates their fair value due to the short time to the expected receipt or payment date.

The Group measures investment in marketable equity securities at fair value through profit and loss.

Note 2 – Significant accounting policies (Cont.)

G.	Fair Value Measurements (Cont.):

The Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total

Assets:
Marketable equity securities	$86,190	—	—	86,190
Total assets	$86,190	—	—	86,190

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total

Assets:
Marketable equity securities	$138,446	—	—	138,446
Total assets	$138,446	—	—	138,446

H.	Business Combinations:

The Group records acquisitions based on the fair value of the consideration transferred and then allocates the purchase price to the identifiable assets acquired and liabilities assumed based on their respective fair values as of the acquisition date.

The excess of the value of consideration transferred over the aggregate fair value of those net assets is recorded as goodwill. Any identified definite lived intangible assets will be amortized over their estimated useful lives and any identified intangible assets with indefinite useful lives and goodwill will not be amortized but will be tested for impairment at least annually. When determining the fair value of assets acquired and liabilities assumed, management makes significant estimates and assumptions, including the selection of valuation methodologies, estimates of future revenues and cash flows, discount rates, especially with respect to intangible assets.

The Group estimates fair value based upon assumptions that are believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.

Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Group’s consolidated statements of income (loss).

Acquisition-related transaction costs are not included as a component of consideration transferred but are accounted for as an expense in the period in which the costs are incurred.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured, and settlement is accounted for within equity. Otherwise, other contingent considerations are classified as a financial liability and remeasured at fair value at each reporting date, and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

Note 2 – Significant accounting policies (Cont.)

H.Business Combinations (Cont.):

If share-based payment awards (“replacement awards”) are required to be exchanged for awards held by the acquiree’s employees (“acquiree’s awards”), then all or a portion of the amount of the acquirer’s replacement awards is included in measuring the consideration transferred in the business combination. This determination is based on the market-based measure of the replacement awards compared with the market-based measure of the acquiree’s awards and the extent to which the replacement awards relate to pre-combination service.

I.	Intangible Assets:

Intangible assets consist of identifiable intangible assets that the Company has acquired. Intangible assets are recorded at fair value, net of accumulated amortization. The Company amortizes its intangible assets reflecting the pattern in which the economic benefits of the intangible assets are consumed. When a pattern cannot be reliably determined, the Company uses a straight-line amortization method. Each period the Company evaluates the estimated remaining useful lives of its intangible assets and whether events or changes in circumstances require a revision to the remaining period of amortization.

J.Goodwill:

Goodwill represents the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recorded. The excess of the purchase price over the estimated fair value of net assets of businesses acquired in a business combination is recognized as goodwill. Goodwill is not amortized but is tested for impairment at least annually on December 31, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. To assess if goodwill is impaired, the Company performs a qualitative assessment to determine whether further impairment testing is necessary. The Company then compares the carrying amount of the single reporting unit to the fair value of the reporting unit. An excess carrying value over fair value would indicate that goodwill may be impaired.

K.Trade receivables, net:

On each reporting date, the Group assesses whether the trade receivables carried at amortized cost are credit-impaired. The Group’s policy for estimating the credit losses on trade receivables includes analysis of such items as aging, credit worthiness, payment history, and historical bad debt experience.

Provisions for expected credit losses of financial assets measured at amortized cost are deducted from the gross carrying amount of the financial assets.

L.Inventory:

Inventory is stated at the lower of cost or net realizable value based on the weighted average cost method.

We regularly review inventory for excess and obsolescence and record a provision to write down inventory to its net realizable value when carrying value is in excess of this value. The net realizable value considers our intent and ability to utilize the inventory prior to perishing as well as the estimated selling price and costs of completion and sale. We regularly review our inventory on hand, product development plans, and sales forecasts to identify carrying values in excess of net realizable value.

Note 2 – Significant accounting policies (Cont.)

M.Property plant and equipment:

Property, plant and equipment are presented according to cost, including directly attributed acquisition costs, minus accumulated depreciation and losses from accrued decrease in value.

The cost of printers used for internal purposes, which are classified as property, plant and equipment, includes the cost of materials and direct labor, and any other costs directly attributable to bringing the assets to a working condition for their intended use.

Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives of the fixed asset since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

The estimated useful lives for the current and comparative periods are as follows:

Asset Classification	Estimated Useful Life
Machinery, equipment and vehicles	4 to 14 years
Computers and peripherals (mainly 33%)	3 years
Office furniture and equipment	5 to 14 years
Leasehold Improvements	3 to 10 years
Buildings	28 years

N.	Impairment of Non-Financial Assets:

Management reviews non-financial assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted expected future cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by comparing the carrying amount of the assets to their fair value.

O.Employee Related Obligations:

Post-employment benefits

The Group’s liability for severance pay for its Israeli employees is mainly calculated pursuant to Israeli Severance Pay Law (1963) (the “Severance Pay Law”). The Group’s liability is covered by monthly deposits with severance pay funds and insurance policies. For most of the Group’s employees, the payments to pension funds and to insurance companies exempt the Group from any obligation towards its employees, in accordance with Section 14 of the Severance Pay Law, which is accounted for as a defined contribution plan. Accumulated amounts in pension funds and in insurance companies are not under the Group’s control or management and, accordingly, neither those amounts nor the corresponding accrual for severance pay are presented in the consolidated balance sheets.

Post-employment benefits for Essemtec employees are treated as defined benefit plans. see Note 12.

Note 2 – Significant accounting policies (Cont.)

P.Revenue recognition:

The Company recognizes revenue in accordance with Accounting Standards Codification (‘‘ASC’’) Topic 606, Revenue from Contracts with Customers (“ASC Topic 606”). Under ASC Topic 606, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration which the entity expects to be entitled to in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of the new revenue recognition accounting standard, the Company performs the following five steps:

●identifies the contract with a customer.
●identifies the performance obligations in the contract.
●determines the transaction price.
●allocates the transaction price to the performance obligations in the contract; and
●recognizes revenue when (or as) the entity satisfies a performance obligation.

The Group recognizes revenue when the customer obtains control over the promised goods or services. On the contract’s inception date, the Group assesses the goods or services promised in the contract with the customer and identifies as a performance obligation any promise to transfer to the customer goods or services (or a bundle of goods or services) that are distinct.

The Group identifies goods or services promised to the customer as being distinct when the customer can benefit from the goods or services on their own or in conjunction with other readily available resources and the Group’s promise to transfer the goods or services to the customer is separately identifiable from other promises in the contract. The Group’s identified performance obligations include printer, ink, maintenance (which is generally provided for a period of up to one year), training and installation.

In some cases, the Group recognizes a warranty as a distinct service to the customer and is, therefore, a distinct performance obligation.

Revenue is allocated among performance obligations in a manner that reflects the consideration that the Group expects to be entitled to for the promised goods based on the standalone selling prices (“SSP”) of the goods or services of each performance obligation.

If a stand-alone selling price is not directly observable, the Group allocates the transaction price to the identified performance obligations based on the residual approach, while allocating the estimated standalone selling prices for performance obligations relating to maintenance, training and installation services, and the residual is allocated to the printer.

Revenues allocated to the printers, installation and training, and ink and other consumables are recognized when the control is passed in accordance with the contract terms at a point in time.

Maintenance revenue is recognized ratably, on a straight-line basis, over the period of the services. Revenue from training and installation is recognized at the time of performance.

Revenue from development services is recognized only when the relevant contractual milestone is achieved, and recognition is contingent upon such achievement.

When the consideration for the contract is in a form other than cash, the Group measures the non-cash consideration at fair value. In trade-up contracts, the Group delivers a new printer and receives previous model printer and cash. The Group needs to evaluate the fair value of the printer received. In doing so, the Group measures the difference between the SSP of the new printer and the cash received.

Note 2 – Significant accounting policies (Cont.)

Q.	Research and Development Costs:

Research and development costs, which consist primarily of salaries, share-based payments, materials consumption and costs associated with subcontracting certain development efforts, are expensed as incurred.

R.	Governmental grants:

The Company receives royalty-bearing grants from the Israeli government for approved research and development projects. These grants are recognized at the time the Company is entitled to such grants based on the costs incurred or milestones achieved as provided by the relevant agreement and included as a deduction from research and development.

S.	Contingent Liabilities:

The Company accounts for its contingent liabilities in accordance with ASC 450, Contingencies (“ASC 450”). A provision is recorded when it is both probable that liability has been incurred and the amount of the loss can be reasonably estimated. A provision for warranties is recognized when the underlying products or services are sold. The provision is based on historical warranty data and a weighting of all possible outcomes against their associated probabilities. A provision for legal claims is subject to subjective judgments, based on the status of such legal or regulatory proceedings, the merits of the Company’s defenses and consultation with corporate and external legal counsel. Actual outcomes may differ materially from the Company’s estimates. Legal costs associated with the proceedings are expensed as incurred.

T.	Cost of Revenue:

Cost of revenue is primarily comprised of the cost of consumables, support services and systems. The cost of revenue includes raw materials, materials and consumables, payroll and related expenses.

U.	Sales and Marketing:

Sales and marketing costs are expensed as incurred and are primarily comprised of personnel-related costs for the Company’s sales and marketing departments, as well as advertising and other demand generating services.

V.	Finance income and expenses:

Finance income is comprised of interest income on deposits, foreign currency gains and fair value changes of financial liabilities and assets through profit and loss.

Finance expenses are comprised of bank fees, exchange rate differences and fair value changes of financial liabilities through profit and loss.

Foreign currency gains and losses on financial assets and financial liabilities are reported on a net basis as either finance income or financing expenses depending on whether foreign currency movements are in a net gain or net loss position.

Note 2 – Significant accounting policies (Cont.)

W.	Share-Based Compensation:

Share-based compensation expenses associated with share-based awards are recognized based on the fair value of the granted awards and are recorded as expenses over the requisite service period for share options and restricted stock units (RSUs). For awards with graded vesting schedules that are solely based on a service condition, the Company elects the straight-line recognition method for the entire award. The Company recognizes forfeitures of awards as they occur. The fair value of each option award is estimated on the grant date using the Black-Scholes-Merton formula, Binomial pricing model or Monte Carlo simulations. Measurement inputs include the share price on the measurement date, the exercise price of the instrument, expected volatility (based on the weighted average volatility of the Company’s shares, over the expected term of the options), expected term of the options (based on general option holder behavior and expected share price), expected dividends, and the risk-free interest rate (based on government debentures). The fair value of each RSU award is based on the fair value of the underlying ordinary shares on the grant date. The assumptions used to determine the fair value of the share awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment.

X.	Leases:

Arrangements meeting the definition of a lease are classified as operating and are recorded on the consolidated balance sheet as both a right-of-use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right-of-use asset is amortized over the lease term.

For operating leases, interest on the lease liability and the amortization of the right-of-use asset result in straight-line rent expense over the lease term. Variable lease payments that depend on an index measured using the index at the commencement date. Subsequent changes to the index or rate during the lease term are accounted for as variable payments which are recorded when incurred.

In calculating the right-of-use asset and lease liability, the Company elects to combine lease and non-lease components. The Company excludes short-term leases having initial terms of 12 months or less from the new guidance as an accounting policy election and recognizes rent expense on a straight-line basis over the lease term.

The Group has the option to extend some of its lease agreements. In measuring the lease liability and the right-of-use asset, the Group did not take into account those options since under the current management those options are not reasonably certain to be exercised.

Y.	Income taxes:

The Company is subject to income taxes in Israel, and other foreign jurisdictions (such as the U.S., Switzerland, Germany, England and more). These foreign jurisdictions may have different statutory rates than in Israel. Income taxes are accounted for in accordance with ASC 740, “Income Taxes”. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax basis as well as operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The financial effect of changes in tax laws or rates is accounted for in the period of enactment. Valuation allowance in respect of deferred tax assets is provided for, if necessary, to reduce deferred tax assets is amounts more likely than not to be realized.

Taxes which would apply in the event of disposal of investment in foreign subsidiaries have not been considered in computing the deferred taxes, since the intention of the Company is to hold and not to realize the investment.

Note 2 – Significant accounting policies (Cont.)

Y.	Income taxes (Cont.):

The Company recognizes income tax benefits from uncertain tax positions only if it believes that it is more likely than not that the tax position will be sustained upon examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements from such uncertain tax positions are then measured based on the largest benefit that is more likely than not to be realized upon the ultimate settlement. Although the Company believes that it has adequately reserved for its uncertain tax positions, it can provide no assurance that the final tax outcome of these matters will not be materially different. The Company makes adjustments to these reserves when facts and circumstances change, such as the closing of a tax audit or the refinement of an estimate. To the extent that the final tax outcome of these matters is different from the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made. The Company classifies interest and penalties on income taxes (which includes uncertain tax positions) as taxes on income.

Z.	Treasury Shares:

The Company repurchases its ADS from time to time in the open market, or in other transactions, and holds such repurchased shares as treasury shares. The Company presents the cost to repurchase treasury ADS as a separate component and as a reduction of shareholders’ equity.

AA.	Basic and diluted loss per share:

Basic and diluted loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of Ordinary Shares outstanding during the financial year, adjusted for Ordinary Shares issued during the year, if applicable.

AB.	Concentration of Credit Risks:

Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, bank deposits and accounts receivable.

The cash of the Group is deposited in Israeli, European and U.S. banking corporations. In the estimation of the Group’s management, the credit risk for these financial instruments is low.

For accounts receivable, the Company is exposed to credit risk in the event of nonpayment by customers to the extent of the amounts recorded on the accompanying consolidated balance sheets. For each of the years ended December 31, 2024, and 2023, there were no individual customers that accounted for 10% or more of the Company’s revenues. The Company’s accounts receivables are geographically diversified and derived primarily from sales in the United States, EMEA, and APAC. To manage its accounts receivable risk, the Company evaluates the credit worthiness of its customers and maintains allowances for potential credit losses.

The Company has not historically experienced any material credit losses related to individual customers or groups of customers in any specific area or industry.

AC.	Segment Information:

The Company operates in one operating and reportable segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker, who is the Company’s CEO, in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker allocates resources and assesses performance based upon discrete financial information at the consolidated level, see Note 16 (Segments).

Note 2 – Significant accounting policies (Cont.)

AD.	Recently Issued Accounting Pronouncements:

In December 2023, the FASB issued ASU No. 2023-09 “Income Taxes (Topics 740): Improvements to Income Tax Disclosures”, which expands the disclosure requirements for income taxes, primarily related to the rate reconciliation and income taxes paid. This ASU is effective for the fiscal years beginning after December 15, 2024. Early adoption permitted. The Company does not expect the adoption of this guidance will have a significant impact on its consolidated financial statement and related disclosures and will adopt the guidance effective January 1, 2025. The Company is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In November 2024, the FASB issued ASU No. 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The ASU improves the disclosures about a public business entity’s expense and provides more detailed information about the types of expenses in commonly presented expense captions. The amendments require that at each interim and annual reporting period an entity will, inter alia, disclose amounts of purchases of inventory, employee compensation, depreciation and amortization included in each relevant expense caption (such as cost of revenues, SG&A and research and development). Amounts remaining in relevant expense captions that are not separately disclosed will be described qualitatively. Certain amounts that are already required to be disclosed under currently effective U.S GAAP will be included in the same disclosure as the other disaggregation requirements. The amendments also require disclosing the total amount of selling expenses and, in annual reporting periods, the definition of selling expenses. The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating this ASU to determine its impact on the Company’s disclosures.